                              RETAIL CLASSES OF

                            AIM BASIC VALUE FUND
                        AIM MID CAP CORE EQUITY FUND
                          AIM SMALL CAP GROWTH FUND

                  (SERIES PORTFOLIOS OF AIM GROWTH SERIES)

                      Supplement dated May 29, 2003 to
          the Statement of Additional Information dated May 1, 2003

The following information replaces in its entirety the fifth paragraph under the heading "BROKERAGE ALLOCATION AND OTHER PRACTICES - BROKERAGE SELECTION" on page 30 of the Statement of Additional Information:

         "AIM may determine target levels of brokerage business with various brokers on behalf of its clients (including the Funds) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the broker; (2) the research services provided by the broker; and (3) the broker's interest in mutual funds in general and in the Funds and other mutual funds advised by AIM or A I M Capital Management, Inc. (collectively, the "AIM Funds") in particular, including sales of the Funds and of the other AIM Funds. In connection with (3) above, the Funds' trades may be executed directly by dealers that sell shares of the AIM Funds or by other broker- dealers with which such dealers have clearing arrangements, consistent with obtaining best execution. AIM will not enter into a binding commitment with brokers to place trades with such brokers involving brokerage commissions in precise amounts."

                          INSTITUTIONAL CLASSES OF

                            AIM BASIC VALUE FUND
                        AIM MID CAP CORE EQUITY FUND
                          AIM SMALL CAP GROWTH FUND

                  (SERIES PORTFOLIOS OF AIM GROWTH SERIES)

                    Supplement dated May 29, 2003 to the
            Statement of Additional Information dated May 1, 2003

The following information replaces in its entirety the fifth paragraph under the heading "BROKERAGE ALLOCATION AND OTHER PRACTICES - BROKERAGE SELECTION" on page 30 of the Statement of Additional Information:

         "AIM may determine target levels of brokerage business with various brokers on behalf of its clients (including the Funds) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the broker; (2) the research services provided by the broker; and (3) the broker's interest in mutual funds in general and in the Funds and other mutual funds advised by AIM or A I M Capital Management, Inc. (collectively, the "AIM Funds") in particular, including sales of the Funds and of the other AIM Funds. In connection with (3) above, the Funds' trades may be executed directly by dealers that sell shares of the AIM Funds or by other broker- dealers with which such dealers have clearing arrangements, consistent with obtaining best execution. AIM will not enter into a binding commitment with brokers to place trades with such brokers involving brokerage commissions in precise amounts."